Significant accounting policies - Additional Information (Detail) CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD MWh Facility	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Commonly Owned, Number of Electric Generating Facilities | Facility	3
Restricted cash held for common shareholders | $			$ 1,495,774
Number of power generating facilities | Facility	2
Non-regulated energy sales	CAD 282,558	CAD 243,149
Interest expense on long-term debt and others	CAD 202,631	131,592
Electricity generated from an eligible energy source (megawatt) | MWh	1
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault	CAD 84,550	87,189
Long-term debt of Long Sault	35,914	40,398
Long-term debt of Long Sault, with recourse	3,900	6,900
Non-regulated energy sales	22,743	29,132
Operating expenses and amortization	5,564	6,175
Interest expense on long-term debt and others	CAD 3,573	CAD 4,064
Minimum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	7.52%
Maximum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	60.00%
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years